Shareholders' Equity (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2023 shares	Nov. 08, 2021 shares	Aug. 03, 2021 shares
Shareholders’ Equity [Line Items]
Shares issued (in Yuan Renminbi) | ¥
Shares grants	157,543
RSU [Member]
Shareholders’ Equity [Line Items]
Restricted share units								2,053,783
Forfeited shares	7,478
Shares vested	489,984
RUSs outstanding	268,955				268,955
Weilaijin [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Yuan Renminbi) | ¥				¥ 20,817
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Voting rights	one
Ordinary shares							2,625,058
Ordinary shares, issued	39,412,710		38,922,726		39,412,710
Ordinary shares, outstanding	39,412,710		38,922,726		39,412,710
Obligation to issued shares	636,691		636,691
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Voting rights	ten
Ordinary shares							2,625,058
Ordinary shares, issued	2,925,058		2,925,058		2,925,058
Ordinary shares, outstanding	2,925,058		2,925,058		2,925,058
Class A Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares issued							50,000,000
2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Forfeited shares			608,874
Treasury Stock, Common [Member]
Shareholders’ Equity [Line Items]
Treasury shares	(1,048,178)	(913,845)	(1,048,178)		(1,048,178)	(913,845)